Guarantees (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Type of Guarantee
Maximum potential amount of undiscounted future payments	$ 45,000,000,000	$ 45,000,000,000
Amount of related liability	161,000,000	186,000,000
Card and Travel Operations [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	44,000,000,000	44,000,000,000
Amount of related liability	88,000,000	93,000,000
Other Guarantees [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	1,000,000,000	1,000,000,000
Amount of related liability	$ 73,000,000	$ 93,000,000